Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.4%
Boeing Co. (The), 4.88%, 02/15/20	$273	$273,199
Raytheon Co., 4.40%, 02/15/20	250	250,178

		523,377

Agriculture — 0.5%
Philip Morris International Inc. 2.00%, 02/21/20	295	295,024
4.50%, 03/26/20	490	491,960

		786,984

Airlines — 0.2%
Delta Air Lines Inc., 2.88%, 03/13/20	345	345,235

Auto Manufacturers — 1.4%
American Honda Finance Corp. 2.00%, 02/14/20	510	510,026
Series A, 2.15%, 03/13/20	305	305,140
Ford Motor Credit Co. LLC, 2.46%, 03/27/20	220	220,037
Toyota Motor Credit Corp., 2.15%, 03/12/20	1,045	1,045,512

		2,080,715

Banks — 7.3%
Bank of New York Mellon Corp. (The), Series G, 2.15%, 02/24/20 (Call 02/03/20)	947	947,000
Citigroup Inc., 2.40%, 02/18/20	605	605,097
Citizens Bank N.A./Providence RI, 2.25%, 03/02/20	485	485,184
Commonwealth Bank of Australia/New York NY, 2.30%, 03/12/20	385	385,254
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	565	565,763
Goldman Sachs Group Inc. (The), 5.38%, 03/15/20	1,215	1,219,848
HSBC USA Inc., 2.35%, 03/05/20	845	845,473
Huntington National Bank (The), 2.38%, 03/10/20 (Call 02/10/20)	200	200,002
JPMorgan Chase & Co., 4.95%, 03/25/20	650	652,918
PNC Financial Services Group Inc. (The), 5.13%, 02/08/20	570	570,177
Royal Bank of Canada 2.13%, 03/02/20	675	675,250
2.15%, 03/06/20	667	667,227
Santander UK PLC, 2.38%, 03/16/20	433	433,312
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20	600	600,300
UBS AG/Stamford CT, 2.35%, 03/26/20	850	850,714
Westpac Banking Corp., 2.15%, 03/06/20	955	955,401

		10,658,920

Beverages — 0.1%
Molson Coors Beverage Co., 2.25%, 03/15/20 (Call 02/18/20)	205	205,010

Biotechnology — 0.4%
Amgen Inc., 4.50%, 03/15/20	235	235,728
Gilead Sciences Inc., 2.35%, 02/01/20	340	340,000

		575,728

Building Materials — 0.1%
Johnson Controls International PLC, 5.00%, 03/30/20	190	190,842

Chemicals — 0.1%
Nutrien Ltd., 4.88%, 03/30/20	170	170,772

Security	Par (000)	Value

Computers — 0.9%
Apple Inc. 1.55%, 02/07/20	$810	$809,984
1.90%, 02/07/20	515	515,000

		1,324,984

Cosmetics & Personal Care — 0.2%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	250	249,995

Diversified Financial Services — 1.6%
American Express Credit Corp., 2.20%, 03/03/20 (Call 02/03/20)	1,113	1,113,000
Ameriprise Financial Inc., 5.30%, 03/15/20	305	306,217
Nomura Holdings Inc., 6.70%, 03/04/20	565	567,299
Synchrony Financial, 2.70%, 02/03/20	300	300,000

		2,286,516

Electric — 0.6%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	215	215,000
Georgia Power Co., 2.00%, 03/30/20	135	135,033
Sempra Energy 2.40%, 02/01/20	150	150,000
2.40%, 03/15/20 (Call 03/02/20)	335	335,174

		835,207

Environmental Control — 0.3%
Republic Services Inc., 5.00%, 03/01/20	415	415,975

Food — 0.2%
JM Smucker Co. (The), 2.50%, 03/15/20	250	250,175

Home Builders — 0.1%
DR Horton Inc., 4.00%, 02/15/20	105	105,045

Insurance — 0.5%
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	430	432,417
Marsh & McLennan Companies Inc., 2.35%, 03/06/20 (Call 03/02/20)	330	330,079

		762,496

Machinery — 0.5%
Caterpillar Financial Services Corp., 2.00%, 03/05/20	295	295,074
John Deere Capital Corp. 2.05%, 03/10/20	135	135,034
2.20%, 03/13/20	115	115,054
Rockwell Automation Inc., 2.05%, 03/01/20	140	140,014

		685,176

Media — 0.7%
Time Warner Cable LLC, 5.00%, 02/01/20	625	625,000
TWDC Enterprises 18 Corp., 1.95%, 03/04/20	360	360,065

		985,065

Oil & Gas — 2.2%
BP Capital Markets PLC, 2.32%, 02/13/20	1,225	1,225,147
Chevron Corp., 1.96%, 03/03/20 (Call 03/02/20)	775	775,147
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/11/20)	700	700,000
Shell International Finance BV, 4.38%, 03/25/20	593	595,260

		3,295,554

Pharmaceuticals — 1.5%
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/17/20)	1,415	1,415,425
Merck & Co. Inc., 1.85%, 02/10/20	475	475,000
Novartis Capital Corp., 1.80%, 02/14/20	365	365,007

		2,255,432

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 0.5%
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	$120	$120,156
Williams Companies Inc. (The), 5.25%, 03/15/20	585	587,088

		707,244

Retail — 0.3%
AutoNation Inc., 5.50%, 02/01/20	140	140,000
Costco Wholesale Corp., 1.75%, 02/15/20	270	269,989

		409,989

Semiconductors — 0.4%
Analog Devices Inc., 2.85%, 03/12/20	260	260,245
Lam Research Corp., 2.75%, 03/15/20 (Call 03/02/20)	265	265,188

		525,433

Software — 0.7%
Adobe Inc., 4.75%, 02/01/20	465	465,000
Microsoft Corp., 1.85%, 02/06/20	595	594,988

		1,059,988

Telecommunications — 0.3%
America Movil SAB de CV, 5.00%, 03/30/20	475	477,251

Transportation — 0.3%
Canadian National Railway Co., 2.40%, 02/03/20	255	255,000
Ryder System Inc., 2.65%, 03/02/20 (Call 02/10/20)	150	150,055

		405,055

Trucking & Leasing — 0.1%
GATX Corp., 2.60%, 03/30/20 (Call 03/02/20)	190	190,104

Total Corporate Bonds & Notes — 22.4% (Cost: $32,747,938)		32,764,267

Security	Shares (000)	Value
Investment Companies

Exchange Traded Funds — 2.2%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF(a)	128	$3,160,514

Total Investment Companies — 2.2% (Cost $3,047,085)		3,160,514

Short-Term Investments

Money Market Funds — 75.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	109,656	109,656,000

Total Short-Term Investments — 75.0% (Cost: $109,656,000)		109,656,000

Total Investments in Securities — 99.6% (Cost: $145,451,023)		145,580,781
Other Assets, Less Liabilities — 0.4%		533,719

Net Assets — 100.0%		$146,114,500

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/19 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,840	—		(3,840	)(b)	—	$—	$2,285	(c)	$1,819		$(1,920)
BlackRock Cash Funds: Treasury, SL Agency Shares	71,338	38,318	(b)	—		109,656	109,656,000	352,814		—		—
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	128	—		—		128	3,160,514	14,251		—		(232)

							$112,816,514	$369,350		$1,819		$(2,152)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2020 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$32,764,267	$—	$32,764,267
Investment Companies	3,160,514	—	—	3,160,514
Money Market Funds	109,656,000	—	—	109,656,000

	$112,816,514	$32,764,267	$—	$145,580,781

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